Virtus Horizon International Wealth Masters Fund
Virtus Horizon International Wealth Masters Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 204 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 111 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Horizon International Wealth Masters Fund	Class A	Class C		Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Horizon International Wealth Masters Fund		Class A		Class C		Class I		Class T
Management Fees		0.90%		0.90%		0.90%		0.90%
Distribution and Shareholder Servicing (12b-1) fees		0.25%		1.00%		none		0.25%
Other Expenses		2.21%	[1]	2.14%	[1]	2.10%	[1]	2.21%	[2]
Total Annual Fund Operating Expenses		3.36%		4.04%		3.00%		3.36%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(2.04%)		(1.97%)		(1.93%)		(2.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	1.32%		2.07%		1.07%		1.32%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 2.07% for Class C Shares, 1.07% for Class I Shares and 1.32% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Horizon International Wealth Masters Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	702	1,369	2,059	3,884
Class C	Sold	310	1,050	1,906	4,118
Class I	Sold	109	745	1,407	3,181
Class T	Sold	381	1,072	1,785	3,673

Expense Example, No Redemption - Virtus Horizon International Wealth Masters Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	702	1,369	2,059	3,884
Class C	Held	210	1,050	1,906	4,118
Class I	Held	109	745	1,407	3,181
Class T	Held	381	1,072	1,785	3,673

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund seeks to track the performance of the Horizon Kinetics International Wealth Index (Ticker: INWTR), a public index maintained by Horizon Kinetics LLC, the parent company of the fund’s subadviser, and published by International Securities Exchange, LLC. The index is composed of non-U.S., exchange-listed companies managed by executives who have accumulated a substantial amount of their personal wealth through the companies that they manage. The issuers have market capitalizations, at time of addition to the index, in excess of  $200 million. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The manner in which the index is constructed is likely to result in the fund’s assets generally being focused in one or more market sectors. For example, companies eligible for inclusion in the index based upon the first requirement of having an individual with significant wealth in a control position, are often companies in the consumer discretionary sector; therefore, it would not be unusual for the fund’s assets to be similarly focused in the consumer discretionary sector.

The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>      Correlation to Index  The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, whether the fund obtains every security in its index, complexities of investing in foreign markets and timing differences associated with additions to and deletions from its index.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>      Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares have not begun operations prior to the date of this prospectus.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q1/2017:	7.98%	Worst Quarter:	Q3/2015:	-8.45%

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Horizon International Wealth Masters Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	26.85%	8.28%	Nov. 17, 2014
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	26.53%	7.86%	Nov. 17, 2014
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	15.72%	6.44%	Nov. 17, 2014
Class A	Return Before Taxes	19.27%	6.00%	Nov. 17, 2014
Class C	Return Before Taxes	25.59%	7.19%	Nov. 17, 2014
MSCI EAFE® (net)	MSCI EAFE® (net) (reflects no deduction of fees, expenses or taxes)	25.03%	6.94%	Nov. 17, 2014

The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE® Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.